Accounts Receivable (Tables)	1 Months Ended
Feb. 06, 2013
Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable

	2012	2011
AmerisourceBergen Corp.	68%	65%
Biogen Idec	32%	35%